SCHEDULE OF ACCOUNTS RECEIVABLE, NET OF ALLOWANCE (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	$ 6,810	$ 5,082	$ 4,221	$ 2,322		$ 3,481
Allowance	(580)	(759)	(810)	(177)		(1,381)
Accounts receivable, net of allowance	6,230	4,323	3,411	2,145		2,100
Real Estate Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	2,479	2,467	2,805	1,442	[1]	3,481	[1]
Allowance	(304)	(538)	(633)	(35)	[1]	(1,381)	[1]
Healthcare Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	4,331	2,615	1,416	880
Allowance	$ (276)	$ (221)	$ (177)	$ (142)

[1]	See Note 6– Leases for details on the impact of the Wellington Lease Termination.